CONTRIBUTED EQUITY, Movements in Issued Capital (Details)											12 Months Ended
	Jul. 10, 2019 $ / shares	Feb. 01, 2019 USD ($) shares	Feb. 01, 2019 $ / shares	Dec. 13, 2018 USD ($) shares	Dec. 13, 2018 $ / shares	Jul. 31, 2018 USD ($) shares	May 30, 2018 USD ($) shares	May 30, 2018 $ / shares	Nov. 03, 2017 USD ($) shares	Nov. 03, 2017 $ / shares	Jun. 30, 2019 USD ($) Shareholder Vote shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($) shares
Number of Ordinary Shares [Abstract]
Number of ordinary shares, Opening balance (in shares) | shares											559,030,352	454,030,352
Conversion of performance rights (in shares) | shares		150,000				200,000
Share placement (in shares) | shares		3,409,091		107,590,909					100,000,000
Exercise of incentive options (in shares) | shares							5,000,000
Number of ordinary shares, Closing balance (in shares) | shares											670,380,352	559,030,352	454,030,352
Issue Price [Abstract]
Share placement (in dollars per share) | $ / shares	$ 0.145		$ 0.11		$ 0.11					$ 0.16
Exercise of incentive options (in dollars per share) | $ / shares								$ 0.05
Issue Capital [Abstract]
Issued capital, Opening balance											$ 40,483,348	$ 28,512,793
Conversion of performance rights		$ 20,637				$ 27,828					0
Share placement		$ 271,538		$ 8,560,221					$ 12,304,000		8,831,759	12,304,000	$ 3,840,034
Exercise of incentive options							$ 187,525					187,525
Transfer from share-based payment reserve							$ 136,746
Share issue costs											(509,865)	(657,716)	(236,003)
Issued capital, Closing balance											$ 48,853,707	$ 40,483,348	$ 28,512,793
Meetings of Members [Abstract]
Quorum, number of shareholders | Shareholder											2
Voting [Abstract]
Number of votes for each eligible voter present | Vote											1
Number of votes eligible for each fully paid share | Vote											1
Changes to the Constitution [Abstract]
Minimum percentage of present meeting members required to amend Company Constitution											75.00%
Minimum written notice required to propose special resolution											28 days